Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses [Line Items]
Other gains (losses)	R$ 240,842	R$ 430,544	R$ 489,318
Financial Offset For The Use Of Water Resources [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	173,318	152,604	142,270
Insurance [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	41,111	48,914	41,505
Advertising and publicity [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	34,546	31,254	28,909
Collection Charge [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	33,831	43,022	47,923
Compensation [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	30,435	21,699	14,703
Leasing And Rent [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	28,045	30,528	33,316
Taxes [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	23,358	23,463	59,188
Aneel Inspection Fee [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	19,458	18,248	15,683
Donations Contributions Grants Tax Incentives [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	4,434	8,808	6,521
Fair Value Of Power Generation Concession Assets [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	0	0	26,451
Net Losses In The Decommissioning And Disposal Of Assets [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	(225,683)	45,596	35,483
Other Net Income Costs And Expenses [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	R$ 77,989	R$ 6,408	R$ 37,366